Private Placement (Details)	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Private Placement (Details) [Line Items]
Proceeds from the issuance of warrants (in Dollars) | $	$ 7,700,000
Private Placement [Member]
Private Placement (Details) [Line Items]
Class of warrants or rights exercise price of warrants or rights	$ 11.5
Sponsor [Member] | Private Placement [Member]
Private Placement (Details) [Line Items]
Class of warrants or rights warrants issued during the period units (in Shares) | shares	7,700,000
Class of warrants or rights issue price per warrant	$ 1